Summary of Significant Accounting Policies - Summary of Subsidiaries of Company (Details)	12 Months Ended
Dec. 31, 2021
GDC Media Limited
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name of Subsidiary	GDC Media Limited
Principal Activity of Subsidiary	Digital marketing
Country of Incorporation	Ireland
Ownership %	100.00%
GDC Malta Limited
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name of Subsidiary	GDC Malta Limited
Principal Activity of Subsidiary	Digital marketing
Country of Incorporation	Malta
Ownership %	100.00%
GDC America Inc.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name of Subsidiary	GDC America Inc.
Principal Activity of Subsidiary	Digital marketing
Country of Incorporation	United States
Ownership %	100.00%